Notes Related to the Consolidated Statement of Financial Position - Schedule of Trade Receivables and Other Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables And Other Current Assets [Abstract]
Trade and other receivables	€ 36	€ 30	€ 76
Total trade and other receivables	36	30	76
Research Tax Credit	3,917	7,701	3,326
Tax and social receivables (e.g VAT) and other receivables	1,871	1,949	1,114
Cash to be received from bank related to exercise of warrants			23
Prepaid expenses	2,188	4,461	1,327
Total other current assets	€ 7,975	€ 14,111	€ 5,791